CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 59,049,747	$ 64,940,205
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	240,701,253	240,701,253
Ordinary shares, shares outstanding	240,701,253	240,701,253
Treasury shares, par value per share	$ 0.0001	$ 0.0001